Basis of preparation, significant judgments, and accounting policies, Research and Development Tax Credits (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Research and development tax credits [Abstract]
Percentage of research and development tax credit	25.00%
Research and development tax credits	$ 0.1
Remaining unrecognized tax credit of research and development	$ 1.3